Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 27,402
2017	20,034
2018	20,079
2019	19,937
2020	20,823
2021-2025	102,607
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	1,889
2017	2,200
2018	2,518
2019	2,783
2020	2,995
2021-2025	$ 17,413